Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net Income (Loss) per Common Share - USD ($)		7 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023
Class A Common Stock [Member]
Numerator:
Net income attributable to Class A common stock subject to possible redemption			$ 391,391
Numerator:
Less: Net income (loss) attributable to Class A common stock subject to possible redemption			$ (391,391)
Common Stock Subject to Possible Redemption [Member]
Denominator: Weighted average Class A common stock subject to possible redemption
Basic weighted average shares outstanding (in Shares)			2,712,329
Redeemable Common Stock [Member]
Denominator: Weighted average Class A common stock subject to possible redemption
Basic net income (loss) per share (in Dollars per share)			$ 0.14
Non-redeemable Common Stock [Member]
Denominator: Weighted average Class A common stock subject to possible redemption
Basic weighted average shares outstanding (in Shares)	[1],[2]	1,716,418	2,527,123
Basic net income (loss) per share (in Dollars per share)		$ 0	$ 0.14
Numerator:
Net income (loss)		$ (3,451)	$ 756,057
Net income (loss) attributable to non-redeemable common stock		$ (3,451)	$ 364,666

[1]	Excludes 375,000 shares of Class B common stock that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On October 1, 2023, the option expired unexercised, such that 375,000 shares of Class B common stock were forfeited by the Sponsor (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).